Key Accounting Judgements and Estimates - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of changes in accounting estimates [line items]
Turnover	£ 30,186,000,000	£ 27,889,000,000	£ 23,923,000,000
Tax charge for the year	1,356,000,000	877,000,000	2,154,000,000
Tax payable, current	995,000,000	1,305,000,000
Tax recoverable, current	258,000,000	226,000,000
Deferred tax liability	1,396,000,000	1,934,000,000
Deferred tax assets	3,796,000,000	4,374,000,000
Tax payable, non-current	£ 411,000,000	0
Effective tax rate	1.00%
Changed total tax charge	£ 35,000,000
Uncertain tax position charge	1,175,000,000	1,892,000,000
Legal costs	166,000,000	162,000,000
Provision for legal and other disputes	186,000,000	344,000,000
Other intangible assets	17,562,000,000	18,776,000,000	16,672,000,000
Contingent consideration and put option liabilities	(2,134,000,000)	(3,991,000,000)
Contingent consideration related to acquisition	£ 6,172,000,000	5,896,000,000	3,855,000,000	£ 1,724,000,000
Percentage of decrease in discount rate	0.25%
Net pension deficit	£ 800,000,000
Increased annual pension cost	29,000,000
Shionogi ViiV healthcare joint venture [member] | Trade and other payable [member] | Written put options [member]
Disclosure of changes in accounting estimates [line items]
Put option recognised	1,304,000,000
Shionogi ViiV healthcare joint venture [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration related to acquisition	5,542,000,000	5,304,000,000	£ 3,409,000,000	£ 1,684,000,000
Business combinations [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	6,172,000,000	5,896,000,000
Novartis [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration related to acquisition	£ 584,000,000	545,000,000
Percentage of voting right	36.50%
Novartis [member] | Other noncurrent liabilities [member]
Disclosure of changes in accounting estimates [line items]
Financial liability recognised	£ 8,606,000,000	7,420,000,000
Pfizer [member] | Shionogi ViiV healthcare joint venture [member] | Written put options [member]
Disclosure of changes in accounting estimates [line items]
Put option recognised during year		1,070,000,000
Pfizer [member] | Shionogi ViiV healthcare joint venture [member] | Trade and other payable [member] | Written put options [member]
Disclosure of changes in accounting estimates [line items]
Put option recognised		£ 1,319,000,000